Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 319,203	$ 294,893
Total deposits payable on a fixed date	36,435	25,438
Deposits with Bank	14,206	0
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	316,260	279,860
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	42,227	36,680
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	24,703	16,248
Canada [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	209,194	181,835
United States [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	82,047	86,368
Other countries [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	27,962	26,690
More Than One Hundred Thousand [Member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	283,717	258,862
More Than One Hundred Thousand [Member] | Canada [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	180,910	152,499
More Than One Hundred Thousand [Member] | Canada [member] | 0 to 3 months [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	33,643	26,234
More Than One Hundred Thousand [Member] | Canada [member] | 3-6 month [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	18,086	8,400
More Than One Hundred Thousand [Member] | Canada [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	36,815	31,155
More Than One Hundred Thousand [Member] | Canada [member] | After 12 months [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	92,366	86,710
More Than One Hundred Thousand [Member] | United States [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	74,852	79,682
More Than One Hundred Thousand [Member] | Other countries [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 27,955	$ 26,681